UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08009

Old Mutual Insurance Series Fund

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7725

Registrant’s telephone number, including area code: 1-800-433-0051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.              Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.2%
Advertising Sales — 1.9%
Focus Media Holding ADR*	8,100	$635
Lamar Advertising, Cl A	9,300	586

Total Advertising Sales		1,221

Aerospace/Defense — 3.2%
Lockheed Martin	21,600	2,096

Total Aerospace/Defense		2,096

Applications Software — 4.1%
Microsoft	97,000	2,704

Total Applications Software		2,704

Cable TV — 1.8%
Comcast, Cl A*	44,700	1,160

Total Cable TV		1,160

Cellular Telecommunications — 1.8%
NII Holdings*	15,600	1,157

Total Cellular Telecommunications		1,157

Computer Services — 2.3%
Cognizant Technology Solutions, Cl A*	9,400	830
DST Systems*	9,200	692

Total Computer Services		1,522

Computer Software — 1.3%
Omniture*	46,700	851

Total Computer Software		851

Computers — 12.9%
Apple*	35,900	3,336
Hewlett-Packard	51,600	2,071
International Business Machines	17,600	1,659
Research In Motion*	5,700	778
Sun Microsystems*	104,900	630

Total Computers		8,474

Computers-Memory Devices — 2.3%
Network Appliance*	40,700	1,486

Total Computers-Memory Devices		1,486

Data Processing/Management — 1.5%
Fiserv*	19,000	1,008

Total Data Processing/Management		1,008

E-Commerce/Services — 1.6%
eBay*	30,900	1,024

Total E-Commerce/Services		1,024

Electronic Components-Semiconductors — 7.0%
Broadcom, Cl A*	36,914	1,184
MEMC Electronic Materials*	16,500	999
Netlogic Microsystems*	30,000	799
ON Semiconductor*	110,200	983
Description	Shares	Value (000)
Electronic Components-Semiconductors — continued
Silicon Motion Technology ADR*	13,200	$297
Sirf Technology Holdings*	12,200	339

Total Electronic Components-Semiconductors		4,601

Electronic Forms — 3.3%
Adobe Systems*	51,948	2,166

Total Electronic Forms		2,166

Electronic Measuring Instruments — 1.7%
Trimble Navigation*	41,300	1,109

Total Electronic Measuring Instruments		1,109

Energy-Alternate Sources — 1.5%
First Solar*	18,600	968

Total Energy-Alternate Sources		968

Enterprise Software/Services — 2.3%
Oracle*	83,800	1,519

Total Enterprise Software/Services		1,519

Industrial Audio & Video Products — 1.0%
SRS Labs*	46,295	645

Total Industrial Audio & Video Products		645

Instruments-Scientific — 2.3%
Thermo Fisher Scientific*	32,900	1,538

Total Instruments-Scientific		1,538

Internet Infrastructure Software — 2.5%
Akamai Technologies*	15,900	794
F5 Networks*	12,800	853

Total Internet Infrastructure Software		1,647

Internet Security — 4.4%
Blue Coat Systems*	30,800	1,131
Vasco Data Security International*	46,200	826
VeriSign*	37,000	929

Total Internet Security		2,886

Medical Instruments — 2.9%
Intuitive Surgical*	9,500	1,155
St. Jude Medical*	19,700	741

Total Medical Instruments		1,896

Medical-Biomedical/Genetic — 3.4%
Celgene*	12,227	641
Genentech*	19,100	1,569

Total Medical-Biomedical/Genetic		2,210

Medical-Drugs — 2.7%
Shire ADR	28,500	1,764

Total Medical-Drugs		1,764

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio

March 31, 2007 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Multimedia — 0.9%
Time Warner	29,200	$576

Total Multimedia		576

Networking Products — 4.5%
Cisco Systems*	114,700	2,928

Total Networking Products		2,928

Semiconductor Equipment — 2.0%
Applied Materials (A)	72,200	1,323

Total Semiconductor Equipment		1,323

Telecommunications Equipment — 4.1%
Arris Group*	45,700	643
CommScope*	30,900	1,326
Sonus Networks*	86,400	697

Total Telecommunications Equipment		2,666

Telecommunications Services — 1.4%
NeuStar, Cl A*	31,839	906

Total Telecommunications Services		906

Web Hosting/Design — 1.4%
Equinix*	10,700	916

Total Web Hosting/Design		916

Web Portals/ISP — 4.6%
Google, Cl A*	6,600	3,024

Total Web Portals/ISP		3,024

Wire & Cable Products — 1.3%
Belden CDT	15,300	820

Total Wire & Cable Products		820

Wireless Equipment — 6.7%
American Tower, Cl A*	25,700	1,001
Ericsson ADR	19,400	720
Qualcomm	62,100	2,649

Total Wireless Equipment		4,370

X-Ray Equipment — 1.6%
Hologic*	18,200	1,049

Total X-Ray Equipment		1,049

Total Common Stock (Cost $48,771)		64,230

Repurchase Agreement — 1.2%
Morgan Stanley, 5.14%, dated 03/30/2007, to be repurchased on 04/02/2007, repurchase price $783,742 (collateralized by a U.S. Government obligation, par value $800,000, 5.700%, 01/12/2017, total market value $809,128) (B)	$783	783

Total Repurchase Agreement (Cost $783)		783

Description	Contracts	Value (000)
Total Investments — 99.4% † (Cost $49,554)		$65,013

Written option contracts — (0.1)%
Applied Materials July 2007, 19 Call	(427)	(38)

Total Written Option Contracts (Proceeds $(44))		(38)

Other Assets and Liabilities, Net — 0.7%		472

Total Net Assets — 100.0%		$65,447

* Non-income producing security.
(A) — All, or a portion of this security is held as collateral for open written index option contracts.
(B) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
Cost figures are shown with "000's" omitted.

† At March 31, 2007, the tax basis cost of the Portfolio’s investments, excluding written option contracts, was $49,554,482, and the unrealized appreciation and depreciation were $16,132,696 and $(674,367), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.4%
Advanced Materials/Products — 0.0%
Ceradyne*	35	$2

Total Advanced Materials/Products		2

Advertising Sales — 1.0%
Focus Media Holding ADR*	2,010	157
Lamar Advertising, Cl A	2,600	164

Total Advertising Sales		321

Agricultural Chemicals — 0.7%
Agrium	2,960	113
Syngenta ADR	3,275	125

Total Agricultural Chemicals		238

Agricultural Operations — 0.3%
Bunge	1,180	97

Total Agricultural Operations		97

Airlines — 0.2%
US Airways Group*	1,560	71

Total Airlines		71

Apparel Manufacturers — 2.4%
Coach*	6,317	316
Guess?	4,750	193
Polo Ralph Lauren	3,190	281

Total Apparel Manufacturers		790

Applications Software — 0.6%
Salesforce.com*	4,280	183

Total Applications Software		183

Auction House/Art Dealer — 0.8%
Ritchie Bros. Auctioneers	1,475	86
Sotheby's	4,275	190

Total Auction House/Art Dealer		276

Audio/Video Products — 0.6%
Harman International	1,890	182

Total Audio/Video Products		182

Auto-Medium & Heavy Duty Trucks — 1.0%
Oshkosh Truck	6,200	329

Total Auto-Medium & Heavy Duty Trucks		329

Beverages-Non-Alcoholic — 0.3%
Hansen Natural*	2,280	86

Total Beverages-Non-Alcoholic		86

Building-Residential/Commercial — 0.5%
Pulte Homes	5,625	149

Total Building-Residential/Commercial		149

Casino Hotels — 1.3%
MGM Mirage*	1,900	132
Description	Shares	Value (000)
Casino Hotels — continued
Wynn Resorts	3,190	$303

Total Casino Hotels		435

Casino Services — 1.0%
International Game Technology	8,360	338

Total Casino Services		338

Cellular Telecommunications — 2.0%
Leap Wireless International*	1,740	115
NII Holdings*	7,365	546

Total Cellular Telecommunications		661

Chemicals-Diversified — 0.8%
Celanese, Ser A	2,090	65
FMC	2,775	209

Total Chemicals-Diversified		274

Commercial Banks Non-US — 0.6%
HDFC Bank ADR	2,800	180

Total Commercial Banks Non-US		180

Commercial Banks-Southern US — 1.1%
Compass Bancshares	3,375	232
Synovus Financial	3,680	119

Total Commercial Banks-Southern US		351

Commercial Banks-Western US — 0.5%
Zions Bancorporation	1,950	165

Total Commercial Banks-Western US		165

Commercial Services-Finance — 0.7%
Wright Express*	8,075	245

Total Commercial Services-Finance		245

Computer Services — 0.9%
Cognizant Technology Solutions, Cl A*	3,199	282

Total Computer Services		282

Computer Software — 0.7%
Blackbaud	9,475	231

Total Computer Software		231

Computers-Memory Devices — 0.2%
Isilon Systems*	4,010	65

Total Computers-Memory Devices		65

Computers-Peripheral Equipment — 0.6%
Logitech International*	7,200	200

Total Computers-Peripheral Equipment		200

Consumer Products-Miscellaneous — 0.6%
Jarden*	4,975	191

Total Consumer Products-Miscellaneous		191

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Containers-Metal/Glass — 0.6%
Owens-Illinois*	7,690	$198

Total Containers-Metal/Glass		198

Cosmetics & Toiletries — 0.6%
Avon Products	5,320	198

Total Cosmetics & Toiletries		198

Data Processing/Management — 1.8%
Fidelity National Information Services	3,250	148
Fiserv*	3,350	178
NAVTEQ*	2,625	90
Paychex	4,680	177

Total Data Processing/Management		593

Diagnostic Equipment — 0.5%
Cytyc*	5,175	177

Total Diagnostic Equipment		177

Dialysis Centers — 0.4%
DaVita*	2,625	140

Total Dialysis Centers		140

Disposable Medical Products — 0.3%
C.R. Bard	1,100	87

Total Disposable Medical Products		87

Diversified Manufacturing Operations — 1.2%
Harsco	3,900	175
Roper Industries	4,040	222

Total Diversified Manufacturing Operations		397

E-Marketing/Information — 1.2%
aQuantive*	13,575	379

Total E-Marketing/Information		379

Electric Products-Miscellaneous — 0.5%
Ametek	4,450	154

Total Electric Products-Miscellaneous		154

Electric-Integrated — 1.8%
Entergy	1,600	168
Northeast Utilities	12,700	416

Total Electric-Integrated		584

Electric-Transmission — 0.7%
ITC Holdings	5,650	245

Total Electric-Transmission		245

Electronic Components-Semiconductors — 1.7%
Altera*	9,550	191
Intersil, Cl A	8,210	218
Microchip Technology	4,650	165

Total Electronic Components-Semiconductors		574

Description	Shares	Value (000)
Electronic Measuring Instruments — 0.8%
Itron*	4,000	$260

Total Electronic Measuring Instruments		260

Electronics-Military — 1.1%
L-3 Communications Holdings	4,300	376

Total Electronics-Military		376

Engineering/R&D Services — 2.2%
EMCOR Group*	5,850	345
McDermott International*	8,025	393

Total Engineering/R&D Services		738

Entertainment Software — 1.2%
Activision*	7,660	145
Electronic Arts*	4,890	246

Total Entertainment Software		391

Fiduciary Banks — 0.6%
Northern Trust	3,250	195

Total Fiduciary Banks		195

Finance-Investment Banker/Broker — 0.7%
Greenhill	1,290	79
TD Ameritrade Holding*	10,165	151

Total Finance-Investment Banker/Broker		230

Finance-Other Services — 1.6%
Cbot Holdings, Cl A*	290	53
Chicago Mercantile Exchange Holdings, Cl A	475	253
IntercontinentalExchange*	1,800	220

Total Finance-Other Services		526

Financial Guarantee Insurance — 0.7%
PMI Group	5,275	239

Total Financial Guarantee Insurance		239

Food-Baking — 0.7%
Flowers Foods	7,875	238

Total Food-Baking		238

Food-Confectionery — 0.5%
WM Wrigley Jr.	3,370	172

Total Food-Confectionery		172

Food-Wholesale/Distribution — 0.5%
United Natural Foods*	5,825	178

Total Food-Wholesale/Distribution		178

Funeral Services & Related Items — 0.6%
Service Corp. International	16,475	195

Total Funeral Services & Related Items		195

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Hazardous Waste Disposal — 1.1%
Stericycle*	4,500	$367

Total Hazardous Waste Disposal		367

Hotels & Motels — 0.7%
Hilton Hotels	5,920	213

Total Hotels & Motels		213

Human Resources — 1.0%
Monster Worldwide*	4,120	195
Robert Half International	3,950	146

Total Human Resources		341

Industrial Gases — 1.2%
Airgas	5,200	219
Praxair	3,000	189

Total Industrial Gases		408

Instruments-Scientific — 0.9%
Thermo Fisher Scientific*	6,150	287

Total Instruments-Scientific		287

Internet Connective Services — 0.2%
Cogent Communications Group*	2,740	65

Total Internet Connective Services		65

Internet Infrastructure Software — 2.2%
Akamai Technologies*	8,970	448
F5 Networks*	3,900	260

Total Internet Infrastructure Software		708

Internet Security — 0.6%
VeriSign*	7,350	185

Total Internet Security		185

Internet Telephony — 0.8%
j2 Global Communications*	9,300	258

Total Internet Telephony		258

Investment Management/Advisory Services — 3.4%
Affiliated Managers Group*	4,710	510
Blackrock	1,450	227
T Rowe Price Group	7,960	376

Total Investment Management/Advisory Services		1,113

Leisure & Recreational Products — 0.5%
WMS Industries*	3,840	151

Total Leisure & Recreational Products		151

Medical Instruments — 1.3%
Intuitive Surgical*	730	89
Kyphon*	1,820	82
St. Jude Medical*	5,620	211
Techne*	650	37

Total Medical Instruments		419

Description	Shares	Value (000)
Medical Labs & Testing Services — 0.6%
Laboratory Corp of America Holdings*	2,725	$198

Total Medical Labs & Testing Services		198

Medical Products — 0.4%
Henry Schein*	2,420	134

Total Medical Products		134

Medical-Biomedical/Genetic — 1.8%
Alexion Pharmaceuticals*	3,140	136
Celgene*	6,810	357
Nektar Therapeutics*	2,275	30
Vertex Pharmaceuticals*	2,100	59

Total Medical-Biomedical/Genetic		582

Medical-Drugs — 1.5%
Allergan	1,420	158
Cephalon*	1,390	99
Medicis Pharmaceutical, Cl A	3,090	95
Shire ADR	2,540	157

Total Medical-Drugs		509

Medical-HMO — 0.2%
Health Net*	1,490	80

Total Medical-HMO		80

Medical-Hospitals — 0.2%
Universal Health Services, Cl B	1,370	78

Total Medical-Hospitals		78

Metal Processors & Fabricators — 0.7%
Precision Castparts	2,340	243

Total Metal Processors & Fabricators		243

Networking Products — 1.2%
Atheros Communications*	6,190	148
BigBand Networks*	3,760	68
Polycom*	5,780	192

Total Networking Products		408

Oil Companies-Exploration & Production — 2.6%
Chesapeake Energy	6,225	192
Quicksilver Resources*	3,190	127
Range Resources	7,330	245
XTO Energy	5,575	305

Total Oil Companies-Exploration & Production		869

Oil Field Machinery & Equipment — 2.3%
Cameron International*	3,240	203
National Oilwell Varco*	7,120	554

Total Oil Field Machinery & Equipment		757

Oil-Field Services — 1.9%
Core Laboratories*	1,550	130
Oil States International*	3,300	106
Superior Energy Services*	5,600	193
Tetra Technologies*	4,475	111

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Oil-Field Services — continued
Weatherford International*	1,875	$84

Total Oil-Field Services		624

Pharmacy Services — 0.3%
Express Scripts*	1,370	111

Total Pharmacy Services		111

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions*	8,110	327

Total Physical Therapy/Rehabilitation Centers		327

Pipelines — 1.9%
Equitable Resources	7,625	368
Williams	9,120	260

Total Pipelines		628

Printing-Commercial — 0.4%
VistaPrint*	3,180	122

Total Printing-Commercial		122

Private Corrections — 0.3%
Corrections Corp. of America*	1,730	91

Total Private Corrections		91

Property/Casualty Insurance — 0.6%
ProAssurance*	4,075	208

Total Property/Casualty Insurance		208

Racetracks — 1.1%
Penn National Gaming*	8,200	348

Total Racetracks		348

Real Estate Management/Services — 1.2%
CB Richard Ellis Group, Cl A*	4,860	166
Jones Lang LaSalle	2,250	235

Total Real Estate Management/Services		401

Reinsurance — 0.8%
Axis Capital Holdings	7,675	260

Total Reinsurance		260

REITs-Diversified — 0.5%
iStar Financial	3,200	150

Total REITs-Diversified		150

REITs-Mortgage — 0.5%
American Home Mortgage Investment	5,675	153
RAIT Financial Trust	925	26

Total REITs-Mortgage		179

REITs-Regional Malls — 0.4%
Macerich	1,460	135

Total REITs-Regional Malls		135

Description	Shares	Value (000)
Research & Development — 0.3%
Pharmaceutical Product Development	2,430	$82

Total Research & Development		82

Respiratory Products — 1.0%
Resmed*	6,497	327

Total Respiratory Products		327

Retail-Apparel/Shoe — 1.3%
JOS A Bank Clothiers*	5,306	188
Under Armour, Cl A*	4,410	226

Total Retail-Apparel/Shoe		414

Retail-Automobile — 0.3%
United Auto Group	5,400	110

Total Retail-Automobile		110

Retail-Computer Equipment — 1.7%
GameStop, Cl A*	16,990	553

Total Retail-Computer Equipment		553

Retail-Jewelry — 0.6%
Tiffany	4,500	205

Total Retail-Jewelry		205

Retail-Sporting Goods — 0.9%
Dick's Sporting Goods*	5,275	307

Total Retail-Sporting Goods		307

Rubber-Tires — 0.7%
Goodyear Tire & Rubber*	6,940	216

Total Rubber-Tires		216

Semiconductor Components-Integrated Circuits — 0.9%
Integrated Device Technology*	10,830	167
Maxim Integrated Products	4,080	120

Total Semiconductor Components-Integrated Circuits		287

Semiconductor Equipment — 2.5%
Formfactor*	3,750	168
Kla-Tencor	5,050	269
Varian Semiconductor Equipment Associates*	3,835	205
Veeco Instruments*	8,550	167

Total Semiconductor Equipment		809

Steel-Producers — 0.7%
Carpenter Technology	1,775	214

Total Steel-Producers		214

Steel-Specialty — 0.4%
Allegheny Technologies	1,290	138

Total Steel-Specialty		138

4	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Storage/Warehousing — 0.7%
Mobile Mini*	8,125	$218

Total Storage/Warehousing		218

Telecommunications Equipment — 1.1%
CommScope*	6,750	290
Sonus Networks*	8,090	65

Total Telecommunications Equipment		355

Telecommunications Services — 0.3%
SAVVIS*	2,260	108

Total Telecommunications Services		108

Telephone-Integrated — 0.4%
Level 3 Communications*	23,070	141

Total Telephone-Integrated		141

Transport-Marine — 0.8%
American Commercial Lines*	8,050	253

Total Transport-Marine		253

Transport-Rail — 0.6%
CSX	4,540	182

Total Transport-Rail		182

Transport-Services — 0.7%
CH Robinson Worldwide	4,930	235

Total Transport-Services		235

Transport-Truck — 0.5%
Old Dominion Freight Line*	6,150	177

Total Transport-Truck		177

Veterinary Diagnostics — 0.9%
VCA Antech*	8,550	310

Total Veterinary Diagnostics		310

Wire & Cable Products — 1.2%
General Cable*	7,185	384

Total Wire & Cable Products		384

Wireless Equipment — 1.6%
American Tower, Cl A*	5,110	199
Crown Castle International*	10,556	339

Total Wireless Equipment		538

X-Ray Equipment — 1.1%
Hologic*	6,420	370

Total X-Ray Equipment		370

Total Common Stock (Cost $27,017)		32,696

Description	Face Amount (000)/Shares	Value (000)
Repurchase Agreement — 0.6%
Morgan Stanley, 5.14%, dated 03/30/2007, to be repurchased on 04/02/2007 , repurchase price $192,712 (collateralized by a U.S. Government obligation, par value $195,000, 5.700%, 01/12/2017, total market value $197,225)(A)	$193	$193

Total Repurchase Agreement (Cost $193)		193

Investment Company — 0.0%
Index Fund-Mid Cap — 0.0%
Mid Cap SPDR Trust Series 1	25	4

Total Index Fund-Mid Cap		4

Total Investment Company (Cost $4)		4

Total Investments — 100.0% † (Cost $27,214)		32,893

Other Assets and Liabilities, Net (0.0%)		16

Total Net Assets — 100.0%		$32,909

* Non-income producing security.
(A) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
R&D — Research and Development
REITs — Real Estate Investment Trusts
Ser — Series
SPDR— Standard & Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $27,214,045, and the unrealized appreciation and depreciation were $6,205,634 and $(526,326) respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

5	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.6%
Agricultural Chemicals — 0.7%
Monsanto	1,550	$85

Total Agricultural Chemicals		85

Airlines — 0.5%
UAL*	1,740	66

Total Airlines		66

Apparel Manufacturers — 1.1%
Coach*	1,650	83
Polo Ralph Lauren	650	57

Total Apparel Manufacturers		140

Applications Software — 2.0%
Microsoft	7,230	201
Salesforce.com*	1,440	62

Total Applications Software		263

Athletic Footwear — 0.5%
Nike, Cl B	590	63

Total Athletic Footwear		63

Audio/Video Products — 0.5%
Harman International	630	61

Total Audio/Video Products		61

Beverages-Non-Alcoholic — 2.7%
Hansen Natural*	1,100	42
PepsiCo	4,710	299

Total Beverages-Non-Alcoholic		341

Cable TV — 0.8%
Comcast, Cl A*	2,400	62
Rodgers Communications, Cl B	1,420	47

Total Cable TV		109

Casino Hotels — 0.6%
Las Vegas Sands*	830	72

Total Casino Hotels		72

Casino Services — 1.4%
International Game Technology	4,370	177

Total Casino Services		177

Cellular Telecommunications — 2.0%
Leap Wireless International*	1,260	83
NII Holdings*	2,360	175

Total Cellular Telecommunications		258

Coal — 0.4%
Consol Energy	1,230	48

Total Coal		48

Description	Shares	Value (000)
Computer Services — 0.6%
Cognizant Technology Solutions, Cl A*	820	$72

Total Computer Services		72

Computers — 3.7%
Apple*	2,295	213
Dell*	2,890	67
International Business Machines	1,470	139
Sun Microsystems*	8,560	51

Total Computers		470

Computers-Memory Devices — 0.9%
Network Appliance*	2,160	79
SanDisk*	830	36

Total Computers-Memory Devices		115

Consulting Services — 1.1%
Accenture, Cl A	3,670	141

Total Consulting Services		141

Cosmetics & Toiletries — 3.2%
Avon Products	1,700	63
Procter & Gamble	5,490	347

Total Cosmetics & Toiletries		410

Data Processing/Management — 2.6%
Fiserv*	4,620	245
Paychex	2,340	89

Total Data Processing/Management		334

Disposable Medical Products — 0.8%
C.R. Bard	1,300	103

Total Disposable Medical Products		103

Diversified Manufacturing Operations — 6.4%
3M	1,800	138
Danaher	950	68
General Electric	12,110	428
Illinois Tool Works	2,600	134
Roper Industries	1,060	58

Total Diversified Manufacturing Operations		826

E-Commerce/Services — 0.8%
eBay*	3,300	109

Total E-Commerce/Services		109

Electronic Components-Semiconductors — 3.8%
Altera*	4,010	80
Broadcom, Cl A*	2,260	73
Intel	6,810	130
Texas Instruments	6,990	210

Total Electronic Components-Semiconductors		493

Energy-Alternate Sources — 0.4%
Sunpower, Cl A*	1,060	48

Total Energy-Alternate Sources		48

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Engineering/R&D Services — 1.2%
Jacobs Engineering Group*	3,400	$159

Total Engineering/R&D Services		159

Entertainment Software — 1.5%
Electronic Arts*	3,820	192

Total Entertainment Software		192

Fiduciary Banks — 2.1%
State Street	4,100	266

Total Fiduciary Banks		266

Finance-Credit Card — 1.1%
American Express	2,420	137

Total Finance-Credit Card		137

Finance-Investment Banker/Broker — 5.0%
Charles Schwab	7,030	129
Goldman Sachs Group	1,020	211
Merrill Lynch	1,100	90
Morgan Stanley	1,300	102
UBS	1,960	116

Total Finance-Investment Banker/Broker		648

Finance-Other Services — 2.9%
Chicago Mercantile Exchange Holdings, Cl A	315	168
IntercontinentalExchange*	730	89
Nymex Holdings*	830	113

Total Finance-Other Services		370

Hotels & Motels — 0.8%
Marriott International, Cl A	2,100	103

Total Hotels & Motels		103

Human Resources — 0.8%
Robert Half International	2,700	100

Total Human Resources		100

Industrial Automation/Robot — 1.0%
Rockwell Automation	2,200	132

Total Industrial Automation/Robot		132

Industrial Gases — 0.8%
Praxair	1,600	101

Total Industrial Gases		101

Instruments-Scientific — 0.5%
Thermo Fisher Scientific*	1,520	71

Total Instruments-Scientific		71

Internet Infrastructure Software — 0.4%
Akamai Technologies*	950	47

Total Internet Infrastructure Software		47

Investment Management/Advisory Services — 3.0%
Franklin Resources	1,100	133
Description	Shares	Value (000)
Investment Management/Advisory Services — continued
T Rowe Price Group	5,340	$252

Total Investment Management/Advisory Services		385

Machinery-Farm — 0.6%
Deere	670	73

Total Machinery-Farm		73

Medical Instruments — 1.6%
Intuitive Surgical*	300	36
Medtronic	2,500	123
St. Jude Medical*	1,150	43

Total Medical Instruments		202

Medical Products — 3.4%
Baxter International	1,940	102
Becton Dickinson	1,700	131
Johnson & Johnson	2,100	126
Stryker	1,100	73

Total Medical Products		432

Medical-Biomedical/Genetic — 1.9%
Amgen*	2,000	112
Celgene*	1,360	71
Genentech*	800	66

Total Medical-Biomedical/Genetic		249

Medical-Drugs — 3.0%
Abbott Laboratories	2,370	132
Allergan	700	78
Novartis ADR	860	47
Roche Holdings ADR	790	70
Shire ADR	1,010	62

Total Medical-Drugs		389

Medical-HMO — 1.9%
Aetna	2,880	126
UnitedHealth Group	2,140	114

Total Medical-HMO		240

Metal Processors & Fabricators — 0.6%
Precision Castparts	700	73

Total Metal Processors & Fabricators		73

Multimedia — 0.8%
News, Cl A	4,370	101

Total Multimedia		101

Networking Products — 2.6%
Cisco Systems*	13,140	336

Total Networking Products		336

Non-Ferrous Metals — 0.7%
Cameco	2,130	87

Total Non-Ferrous Metals		87

Oil Companies-Exploration & Production — 1.2%
Southwestern Energy*	820	34

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Companies-Exploration & Production — continued
XTO Energy	2,190	$120

Total Oil Companies-Exploration & Production		154

Oil Companies-Integrated — 0.5%
Marathon Oil	610	60

Total Oil Companies-Integrated		60

Oil Field Machinery & Equipment — 0.8%
Cameron International*	1,660	104

Total Oil Field Machinery & Equipment		104

Oil-Field Services — 3.2%
BJ Services	4,440	124
Halliburton	3,010	96
Schlumberger	2,870	198

Total Oil-Field Services		418

Pipelines — 0.9%
Williams	3,930	112

Total Pipelines		112

Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Cl A*	3,020	103

Total Real Estate Management/Services		103

Retail-Building Products — 0.6%
Lowe's	2,300	72

Total Retail-Building Products		72

Retail-Discount — 1.0%
Wal-Mart Stores	2,800	131

Total Retail-Discount		131

Retail-Drug Store — 1.4%
CVS	2,260	77
Walgreen	2,300	106

Total Retail-Drug Store		183

Retail-Jewelry — 0.8%
Tiffany	2,210	101

Total Retail-Jewelry		101

Retail-Office Supplies — 0.8%
Office Depot*	2,800	98

Total Retail-Office Supplies		98

Retail-Restaurants — 1.4%
McDonald's	2,300	104
Starbucks*	2,340	73

Total Retail-Restaurants		177

Semiconductor Equipment — 0.9%
Kla-Tencor	2,220	118

Total Semiconductor Equipment		118

Description	Shares/Face Amount (000)	Value (000)
Telecommunications Services — 1.0%
Time Warner Telecom, Cl A*	6,100	$127

Total Telecommunications Services		127

Telephone-Integrated — 0.4%
Level 3 Communications*	8,870	54

Total Telephone-Integrated		54

Therapeutics — 0.9%
Gilead Sciences*	1,570	120

Total Therapeutics		120

Transport-Services — 1.4%
CH Robinson Worldwide	1,650	79
Expeditors International Washington	2,500	103

Total Transport-Services		182

Water — 0.2%
Aqua America	1,200	27

Total Water		27

Web Portals/ISP — 3.2%
Google, Cl A*	665	305
Yahoo!*	3,610	113

Total Web Portals/ISP		418

Wireless Equipment — 2.5%
Crown Castle International*	2,190	71
Nokia ADR	2,360	54
Qualcomm	4,720	201

Total Wireless Equipment		326

Total Common Stock (Cost $11,416)		12,782

Repurchase Agreement — 0.4%
Morgan Stanley, 5.05%, dated 03/30/2007, to be repurchased on 04/02/2007, repurchase price $47,155 (collateralized by a U.S. Treasury obligation, par value $44,124, 2.375%, 01/01/2025; total market value $48,079) (A)	$47	47

Total Repurchase Agreement (Cost $47)		47

Total Investments — 100.0% † (Cost $11,463)		12,829

Other Assets and Liabilities, Net — 0.0%		—

Total Net Assets — 100.0%		$12,829

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

March 31, 2007 (Unaudited)

* Non-income producing security.
(A) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $11,462,694 and the unrealized appreciation and depreciation were $1,575,540 and $(209,562), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

4	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.8%
Agricultural Chemicals — 1.9%
Monsanto	21,350	$1,173

Total Agricultural Chemicals		1,173

Apparel Manufacturers — 1.3%
Coach*	16,950	848

Total Apparel Manufacturers		848

Applications Software — 1.5%
Microsoft	33,600	936

Total Applications Software		936

Beverages-Non-Alcoholic — 2.4%
PepsiCo	23,810	1,513

Total Beverages-Non-Alcoholic		1,513

Cable TV — 0.5%
Comcast, Cl A*	11,900	309

Total Cable TV		309

Casino Hotels — 1.2%
Las Vegas Sands*	8,970	777

Total Casino Hotels		777

Casino Services — 2.5%
International Game Technology	39,090	1,578

Total Casino Services		1,578

Cellular Telecommunications — 2.3%
NII Holdings*	19,260	1,429

Total Cellular Telecommunications		1,429

Coal — 1.5%
Consol Energy	24,500	959

Total Coal		959

Computer Services — 1.2%
Cognizant Technology Solutions, Cl A*	8,800	777

Total Computer Services		777

Computers — 3.8%
Apple*	17,680	1,643
International Business Machines	8,200	773

Total Computers		2,416

Computers-Memory Devices — 0.7%
Network Appliance*	12,900	471

Total Computers-Memory Devices		471

Consulting Services — 1.0%
Accenture, Cl A	16,700	644

Total Consulting Services		644

Description	Shares	Value (000)
Cosmetics & Toiletries — 3.4%
Procter & Gamble	33,820	$2,136

Total Cosmetics & Toiletries		2,136

Data Processing/Management — 1.0%
Fiserv*	12,200	647

Total Data Processing/Management		647

Diversified Manufacturing Operations — 6.6%
Danaher	11,200	800
General Electric	66,550	2,353
Illinois Tool Works	19,000	981

Total Diversified Manufacturing Operations		4,134

E-Commerce/Services — 1.3%
eBay*	24,200	802

Total E-Commerce/Services		802

Electronic Components-Semiconductors — 4.5%
Broadcom, Cl A*	17,520	562
Intel	38,600	738
Texas Instruments	50,360	1,516

Total Electronic Components-Semiconductors		2,816

Energy-Alternate Sources — 1.2%
Sunpower, Cl A*	16,090	732

Total Energy-Alternate Sources		732

Engineering/R&D Services — 1.9%
Jacobs Engineering Group*	25,200	1,176

Total Engineering/R&D Services		1,176

Entertainment Software — 1.3%
Electronic Arts*	16,400	826

Total Entertainment Software		826

Fiduciary Banks — 1.3%
State Street	12,820	830

Total Fiduciary Banks		830

Finance-Investment Banker/Broker — 7.1%
Charles Schwab	71,870	1,315
Goldman Sachs Group	6,570	1,358
Morgan Stanley	12,000	945
UBS	13,990	831

Total Finance-Investment Banker/Broker		4,449

Finance-Other Services — 3.2%
Chicago Mercantile Exchange Holdings, Cl A	2,400	1,278
IntercontinentalExchange*	5,810	710

Total Finance-Other Services		1,988

Hotels & Motels — 1.8%
Marriott International, Cl A	23,100	1,131

Total Hotels & Motels		1,131

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Human Resources — 1.6%
Robert Half International	27,900	$1,033

Total Human Resources		1,033

Industrial Gases — 0.8%
Praxair	7,700	485

Total Industrial Gases		485

Internet Infrastructure Software — 0.6%
Akamai Technologies*	7,470	373

Total Internet Infrastructure Software		373

Investment Management/Advisory Services — 2.8%
Franklin Resources	9,300	1,124
T Rowe Price Group	13,200	623

Total Investment Management/Advisory Services		1,747

Medical Instruments — 1.7%
Intuitive Surgical*	3,960	481
Medtronic	12,100	594

Total Medical Instruments		1,075

Medical Products — 4.1%
Baxter International	22,270	1,173
Becton Dickinson	10,500	807
Johnson & Johnson	9,900	597

Total Medical Products		2,577

Medical-Biomedical/Genetic — 0.8%
Amgen*	9,400	525

Total Medical-Biomedical/Genetic		525

Medical-Drugs — 3.1%
Abbott Laboratories	17,100	954
Allergan	8,840	980

Total Medical-Drugs		1,934

Medical-HMO — 1.1%
Aetna	15,300	670

Total Medical-HMO		670

Networking Products — 3.2%
Cisco Systems*	79,800	2,037

Total Networking Products		2,037

Oil Companies-Exploration & Production — 1.9%
XTO Energy	22,160	1,215

Total Oil Companies-Exploration & Production		1,215

Oil-Field Services — 3.0%
Halliburton	29,100	923
Schlumberger	14,250	985

Total Oil-Field Services		1,908

Description	Shares	Value (000)
Real Estate Management/Services — 1.5%
CB Richard Ellis Group, Cl A*	28,510	$974

Total Real Estate Management/Services		974

Retail-Discount — 0.8%
Wal-Mart Stores	10,200	479

Total Retail-Discount		479

Retail-Drug Store — 1.3%
Walgreen	17,900	821

Total Retail-Drug Store		821

Retail-Jewelry — 1.0%
Tiffany	14,200	646

Total Retail-Jewelry		646

Semiconductor Equipment — 1.4%
Kla-Tencor	16,750	892

Total Semiconductor Equipment		892

Telecommunications Equipment-Fiber Optics — 1.1%
Corning*	30,100	685

Total Telecommunications Equipment-Fiber Optics		685

Telecommunications Services — 1.8%
Time Warner Telecom, Cl A*	54,830	1,139

Total Telecommunications Services		1,139

Therapeutics — 2.4%
Gilead Sciences*	19,410	1,485

Total Therapeutics		1,485

Transport-Services — 2.1%
CH Robinson Worldwide	15,120	722
Expeditors International Washington	14,600	603

Total Transport-Services		1,325

Web Portals/ISP — 3.5%
Google, Cl A*	4,750	2,176

Total Web Portals/ISP		2,176

Wireless Equipment — 1.8%
Crown Castle International*	19,500	627
Qualcomm	11,470	489

Total Wireless Equipment		1,116

Total Common Stock (Cost $57,291)		62,814

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Portfolio

March 31, 2007 (Unaudited)

Description	Value (000)
Total Investments — 99.8% † (Cost $57,291)	$62,814

Other Assets and Liabilities, Net — 0.2%	134

Net Assets — 100.0%	$62,948

* Non-income producing security.
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $57,291,368 and the unrealized appreciation and depreciation were $6,534,328 and $(1,011,391), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.1%
Advertising Services — 0.9%
Getty Images*	1,150	$56

Total Advertising Services		56

Aerospace/Defense-Equipment — 2.7%
DRS Technologies	800	42
Goodrich	2,260	116

Total Aerospace/Defense-Equipment		158

Agricultural Operations — 0.2%
Tejon Ranch*	240	11

Total Agricultural Operations		11

Airlines — 1.0%
UAL*	1,520	58

Total Airlines		58

Applications Software — 3.0%
Citrix Systems*	3,420	110
Intuit*	1,320	36
Satyam Computer Services ADR	1,300	29

Total Applications Software		175

Building-Heavy Construction — 1.1%
Washington Group International*	1,010	67

Total Building-Heavy Construction		67

Chemicals-Diversified — 0.6%
Lyondell Chemical	1,170	35

Total Chemicals-Diversified		35

Coal — 0.9%
Arch Coal	1,680	52

Total Coal		52

Commercial Services — 1.8%
ChoicePoint*	2,910	109

Total Commercial Services		109

Computer Services — 0.4%
Unisys*	2,950	25

Total Computer Services		25

Computers — 0.9%
Rackable Systems*	3,320	56

Total Computers		56

Computers-Memory Devices — 0.8%
Smart Modular Technologies*	3,670	47

Total Computers-Memory Devices		47

Data Processing/Management — 0.9%
Fair Isaac	1,310	51

Total Data Processing/Management		51

Description	Shares	Value (000)
Dental Supplies & Equipment — 0.8%
Patterson*	1,270	$45

Total Dental Supplies & Equipment		45

Dialysis Centers — 1.0%
DaVita*	1,160	62

Total Dialysis Centers		62

Diversified Manufacturing Operations — 1.2%
Dover	1,490	73

Total Diversified Manufacturing Operations		73

E-Commerce/Services — 1.8%
Expedia*	4,550	105

Total E-Commerce/Services		105

Electronic Components-Miscellaneous — 2.6%
Celestica*	7,270	45
Flextronics International*	7,540	82
Jabil Circuit	1,360	29

Total Electronic Components-Miscellaneous		156

Electronic Components-Semiconductors — 6.4%
DSP Group*	5,400	103
International Rectifier*	1,610	61
PMC-Sierra*	9,850	69
QLogic*	3,070	52
Semtech*	6,880	93

Total Electronic Components-Semiconductors		378

Electronic Parts Distribution — 0.5%
Avnet*	880	32

Total Electronic Parts Distribution		32

Enterprise Software/Services — 1.9%
Lawson Software*	13,640	110

Total Enterprise Software/Services		110

Entertainment Software — 0.5%
Electronic Arts*	600	30

Total Entertainment Software		30

Finance-Consumer Loans — 1.3%
First Marblehead	1,690	76

Total Finance-Consumer Loans		76

Finance-Investment Banker/Broker — 2.4%
Greenhill	1,240	76
optionsXpress Holdings	2,840	67

Total Finance-Investment Banker/Broker		143

Finance-Other Services — 1.4%
Asset Acceptance Capital*	5,520	85

Total Finance-Other Services		85

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Food-Wholesale/Distribution — 1.4%
United Natural Foods*	2,760	$85

Total Food-Wholesale/Distribution		85

Gas-Distribution — 0.7%
WGL Holdings	1,330	43

Total Gas-Distribution		43

Golf — 0.8%
Callaway Golf	3,120	49

Total Golf		49

Hotels & Motels — 1.5%
InterContinental Hotels ADR	1,680	42
Wyndham Worldwide*	1,350	46

Total Hotels & Motels		88

Independent Power Producer — 2.2%
Calpine*	5,870	12
Mirant*	850	35
Reliant Energy*	4,050	82

Total Independent Power Producer		129

Industrial Automation/Robot — 0.8%
Cognex	2,170	47

Total Industrial Automation/Robot		47

Industrial Gases — 1.1%
Air Products & Chemicals	880	65

Total Industrial Gases		65

Internet Security — 1.5%
Checkfree*	2,330	86

Total Internet Security		86

Linen Supply & Related Items — 1.0%
Cintas	1,610	58

Total Linen Supply & Related Items		58

Machinery-Print Trade — 1.5%
Zebra Technologies, Cl A*	2,230	86

Total Machinery-Print Trade		86

Medical Information Systems — 1.5%
IMS Health	3,050	90

Total Medical Information Systems		90

Medical Instruments — 1.1%
St. Jude Medical*	1,750	66

Total Medical Instruments		66

Medical-Biomedical/Genetic — 2.7%
Invitrogen*	1,840	117
Medimmune*	1,210	44

Total Medical-Biomedical/Genetic		161

Description	Shares	Value (000)
Medical-Drugs — 0.7%
Angiotech Pharmaceuticals*	7,480	$41

Total Medical-Drugs		41

Medical-Outpatient/Home Medical — 1.9%
Lincare Holdings*	3,060	112

Total Medical-Outpatient/Home Medical		112

Metal Processors & Fabricators — 0.5%
Haynes International*	430	31

Total Metal Processors & Fabricators		31

Miscellaneous Manufacturing — 1.0%
Aptargroup	860	58

Total Miscellaneous Manufacturing		58

Multi-Line Insurance — 1.0%
XL Capital, Cl A	840	59

Total Multi-Line Insurance		59

Non-Ferrous Metals — 1.1%
USEC*	4,070	66

Total Non-Ferrous Metals		66

Non-Hazardous Waste Disposal — 0.8%
Allied Waste Industries*	3,830	48

Total Non-Hazardous Waste Disposal		48

Office Automation & Equipment — 1.9%
Pitney Bowes	2,460	112

Total Office Automation & Equipment		112

Oil & Gas Drilling — 2.1%
Pride International*	2,600	78
Rowan	1,340	44

Total Oil & Gas Drilling		122

Oil Companies-Exploration & Production — 0.7%
Mariner Energy*	2,120	41

Total Oil Companies-Exploration & Production		41

Oil-Field Services — 1.1%
Hanover Compressor*	3,010	67

Total Oil-Field Services		67

Paper & Related Products — 3.1%
Abitibi-Consolidated	34,650	98
Smurfit-Stone Container*	7,840	88

Total Paper & Related Products		186

Pharmacy Services — 1.5%
Omnicare	2,270	90

Total Pharmacy Services		90

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Pipelines — 1.6%
El Paso	6,740	$97

Total Pipelines		97

Platinum — 0.8%
Stillwater Mining*	3,880	49

Total Platinum		49

Printing-Commercial — 1.7%
RR Donnelley & Sons	2,710	99

Total Printing-Commercial		99

Publishing-Books — 0.5%
Scholastic*	930	29

Total Publishing-Books		29

Reinsurance — 7.8%
Allied World Assurance Holdings	2,520	108
Aspen Insurance Holdings	4,380	115
Axis Capital Holdings	2,080	70
Everest Re Group	720	69
Montpelier Re Holdings	5,620	98

Total Reinsurance		460

REITs-Hotels — 0.6%
Host Hotels & Resorts	1,290	34

Total REITs-Hotels		34

Rental Auto/Equipment — 0.5%
Avis Budget Group*	1,150	31

Total Rental Auto/Equipment		31

Retail-Office Supplies — 1.0%
OfficeMax	1,160	61

Total Retail-Office Supplies		61

Retail-Restaurants — 1.2%
Cheesecake Factory*	2,740	73

Total Retail-Restaurants		73

Retirement/Aged Care — 1.0%
Sunrise Senior Living*	1,460	58

Total Retirement/Aged Care		58

Semiconductor Components-Integrated Circuits — 2.8%
Cypress Semiconductor*	1,130	21
Integrated Device Technology*	2,170	34
Maxim Integrated Products	3,780	111

Total Semiconductor Components-Integrated Circuits		166

Telecommunications Equipment — 2.2%
Andrew*	3,920	41
Plantronics	3,810	90

Total Telecommunications Equipment		131

Description	Shares/Face Amount (000)	Value (000)
Telecommunications Services — 0.8%
Amdocs*	1,230	$45

Total Telecommunications Services		45

Therapeutics — 1.7%
Medicines*	4,070	102

Total Therapeutics		102

Transport-Equipment & Leasing — 0.7%
GATX	890	43

Total Transport-Equipment & Leasing		43

Total Common Stock (Cost $4,944)		5,759

Repurchase Agreement — 3.7%
Morgan Stanley, 5.14%, dated 03/30/2007, to be repurchased on 04/02/2007, repurchase price $219,076 (collateralized by various U.S. Government obligations, par values ranging from $155,000 to $295,000, 0.000%, 04/19/2007 to 04/08/2019, total market value $300,351) (A)	$219	219

Total Repurchase Agreement (Cost $219)		219

Total Investments — 100.8% † (Cost $5,163)		5,978

Other Assets and Liabilities, Net — (0.8%)		(50)

Total Net Assets — 100.0%		$5,928

* Non-income producing security.
(A) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
REITs — Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $5,163,097, and the unrealized appreciation and depreciation were $888,811 and $(73,412), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.5%
Applications Software — 6.9%
Microsoft	109,700	$3,057

Total Applications Software		3,057

Beverages-Non-Alcoholic — 3.4%
Coca-Cola	31,550	1,514

Total Beverages-Non-Alcoholic		1,514

Cable TV — 2.5%
Comcast, Cl A*	42,990	1,095

Total Cable TV		1,095

Chemicals-Diversified — 3.4%
E.I. du Pont de Nemours	30,430	1,504

Total Chemicals-Diversified		1,504

Computers-Memory Devices — 2.0%
EMC*	63,610	881

Total Computers-Memory Devices		881

Diversified Manufacturing Operations — 10.4%
3M	22,200	1,697
General Electric	82,500	2,917

Total Diversified Manufacturing Operations		4,614

Electric-Integrated — 4.7%
Dominion Resources	23,200	2,060

Total Electric-Integrated		2,060

Finance-Investment Banker/Broker — 3.8%
JPMorgan Chase	25,600	1,239
Morgan Stanley	5,640	444

Total Finance-Investment Banker/Broker		1,683

Finance-Consumer Loans — 2.3%
SLM	24,800	1,014

Total Finance-Consumer Loans		1,014

Food-Miscellaneous/Diversified — 6.4%
General Mills	34,600	2,015
Unilever	28,590	835

Total Food-Miscellaneous/Diversified		2,850

Food-Wholesale/Distribution — 3.4%
Sysco	44,450	1,504

Total Food-Wholesale/Distribution		1,504

Insurance Brokers — 2.2%
Marsh & McLennan	32,700	958

Total Insurance Brokers		958

Description	Shares	Value (000)
Medical Instruments — 2.0%
Medtronic	18,040	$885

Total Medical Instruments		885

Medical-Drugs — 6.4%
Pfizer	55,270	1,396
Wyeth	28,800	1,441

Total Medical-Drugs		2,837

Metal-Aluminum — 2.3%
Alcoa	29,980	1,016

Total Metal-Aluminum		1,016

Multi-Line Insurance — 9.1%
American International Group	28,000	1,882
XL Capital, Cl A	30,700	2,148

Total Multi-Line Insurance		4,030

Oil Companies-Integrated — 8.7%
BP ADR	34,800	2,253
ConocoPhillips	23,200	1,586

Total Oil Companies-Integrated		3,839

Pipelines — 4.0%
El Paso	121,900	1,764

Total Pipelines		1,764

Property/Casualty Insurance — 3.8%
Travelers	32,400	1,676

Total Property/Casualty Insurance		1,676

Reinsurance — 3.7%
Berkshire Hathaway, Cl A*	15	1,635

Total Reinsurance		1,635

Retail-Discount — 3.2%
Wal-Mart Stores	29,900	1,404

Total Retail-Discount		1,404

Super-Regional Banks-US — 2.9%
Capital One Financial	17,170	1,296

Total Super-Regional Banks-US		1,296

Total Common Stock (Cost $38,739)		43,116

Total Investments — 97.5% † (Cost $38,739)		43,116

Other Assets and Liabilities, Net — 2.5%		1,113

Total Net Assets — 100.0%		$44,229

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio

March 31, 2007 (Unaudited)

* Non-income producing security.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $38,739,348 and the unrealized appreciation and depreciation were $4,635,814 and $(258,667), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.3%
Aerospace/Defense — 1.2%
Aerovironment*	4,440	$102
Teledyne Technologies*	29,490	1,104

Total Aerospace/Defense		1,206

Aerospace/Defense-Equipment — 1.0%
BE Aerospace*	12,135	385
DRS Technologies	11,370	593

Total Aerospace/Defense-Equipment		978

Agricultural Chemicals — 0.3%
UAP Holding	10,555	273

Total Agricultural Chemicals		273

Agricultural Operations — 0.4%
Tejon Ranch*	8,600	407

Total Agricultural Operations		407

Airlines — 0.4%
Republic Airways Holdings*	15,580	358

Total Airlines		358

Applications Software — 1.0%
American Reprographics*	16,870	520
Progress Software*	13,630	425

Total Applications Software		945

Auction House/Art Dealer — 0.4%
Sotheby's	8,225	366

Total Auction House/Art Dealer		366

Audio/Video Products — 1.0%
Harman International	10,445	1,004

Total Audio/Video Products		1,004

Auto-Medium & Heavy Duty Trucks — 0.6%
Oshkosh Truck	11,430	606

Total Auto-Medium & Heavy Duty Trucks		606

Auto/Truck Parts & Equipment-Original — 0.7%
BorgWarner	9,735	734

Total Auto/Truck Parts & Equipment-Original		734

Broadcast Services/Programming — 1.0%
Discovery Holding, Cl A*	42,730	817
Nexstar Broadcasting Group, Cl A*	18,189	175

Total Broadcast Services/Programming		992

Building & Construction Products-Miscellaneous — 0.7%
Drew Industries*	22,635	649

Total Building & Construction Products-Miscellaneous		649

Description	Shares	Value (000)
Building Products-Doors & Windows — 0.1%
Apogee Enterprises	3,085	$62

Total Building Products-Doors & Windows		62

Building Products-Light Fixtures — 0.5%
Genlyte Group*	6,905	487

Total Building Products-Light Fixtures		487

Building-Heavy Construction — 1.0%
Washington Group International*	15,360	1,020

Total Building-Heavy Construction		1,020

Building-Mobile Home/Manufactured Housing — 0.3%
Williams Scotsman International*	16,090	316

Total Building-Mobile Home/Manufactured Housing		316

Cable TV — 0.3%
Mediacom Communications, Cl A*	38,087	310

Total Cable TV		310

Chemicals-Diversified — 0.7%
Celanese, Ser A	16,045	495
Olin	12,490	211

Total Chemicals-Diversified		706

Chemicals-Specialty — 0.1%
Hercules*	7,120	139

Total Chemicals-Specialty		139

Circuit Boards — 0.4%
Park Electrochemical	14,740	400

Total Circuit Boards		400

Coal — 0.7%
Alpha Natural Resources*	18,320	286
Massey Energy	15,130	363

Total Coal		649

Commercial Banks-Central US — 0.5%
Irwin Financial	24,690	460

Total Commercial Banks-Central US		460

Commercial Banks-Western US — 0.7%
SVB Financial Group*	13,640	663

Total Commercial Banks-Western US		663

Commercial Services — 0.8%
Arbitron	12,150	570
PHH*	8,900	272

Total Commercial Services		842

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Commercial Services-Finance — 1.0%
Wright Express*	33,230	$1,008

Total Commercial Services-Finance		1,008

Communications Software — 0.6%
Avid Technology*	18,300	638

Total Communications Software		638

Computer Aided Design — 0.8%
Ansys*	16,425	834

Total Computer Aided Design		834

Computer Services — 1.4%
IHS, Cl A*	12,680	521
Perot Systems, Cl A*	47,380	847

Total Computer Services		1,368

Computer Software — 0.5%
Blackbaud	18,820	460

Total Computer Software		460

Computers-Integrated Systems — 0.7%
Micros Systems*	13,495	729

Total Computers-Integrated Systems		729

Consulting Services — 1.4%
Corporate Executive Board	5,940	451
CRA International*	8,425	440
LECG*	34,270	496

Total Consulting Services		1,387

Containers-Metal/Glass — 0.8%
Greif, Cl A	3,345	372
Silgan Holdings	7,340	375

Total Containers-Metal/Glass		747

Data Processing/Management — 1.2%
Acxiom	16,140	345
Dun & Bradstreet	5,170	472
Fair Isaac	10,860	420

Total Data Processing/Management		1,237

Dental Supplies & Equipment — 0.3%
Sirona Dental Systems	8,395	289

Total Dental Supplies & Equipment		289

Diagnostic Equipment — 0.6%
Cytyc*	18,720	640

Total Diagnostic Equipment		640

Diagnostic Kits — 1.1%
Dade Behring Holdings	13,530	593
Meridian Bioscience	19,655	546

Total Diagnostic Kits		1,139

Description	Shares	Value (000)
Dialysis Centers — 0.4%
Dialysis Corp of America*	33,876	$428

Total Dialysis Centers		428

Disposable Medical Products — 0.7%
Arrow International	6,890	222
C.R. Bard	6,115	486

Total Disposable Medical Products		708

Distribution/Wholesale — 0.7%
Beacon Roofing Supply*	17,750	287
Bell Microproducts*	62,300	399

Total Distribution/Wholesale		686

Diversified Manufacturing Operations — 0.8%
ESCO Technologies*	12,515	561
Roper Industries	4,030	221

Total Diversified Manufacturing Operations		782

Diversified Operations — 0.4%
Walter Industries	15,250	377

Total Diversified Operations		377

E-Commerce/Products — 0.4%
Nutri/System*	7,500	393

Total E-Commerce/Products		393

Electric Products-Miscellaneous — 0.3%
Ametek	7,897	273

Total Electric Products-Miscellaneous		273

Electronic Components-Miscellaneous — 1.1%
Celestica*	97,440	597
Daktronics	17,335	476

Total Electronic Components-Miscellaneous		1,073

Electronic Components-Semiconductors — 2.7%
Diodes*	17,825	621
DSP Group*	42,310	804
Ikanos Communications*	35,810	278
ON Semiconductor*	50,315	449
Silicon Image*	16,600	135
Zoran*	25,350	432

Total Electronic Components-Semiconductors		2,719

Electronic Connectors — 1.0%
Amphenol, Cl A	15,070	973

Total Electronic Connectors		973

Electronic Design Automation — 0.8%
Synplicity*	107,910	754

Total Electronic Design Automation		754

Electronic Measuring Instruments — 1.3%
Flir Systems*	9,980	356
National Instruments	17,215	452

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Electronic Measuring Instruments — continued
Orbotech*	20,530	$452

Total Electronic Measuring Instruments		1,260

Electronics-Military — 0.5%
EDO	20,260	531

Total Electronics-Military		531

Enterprise Software/Services — 1.2%
Lawson Software*	57,550	466
Novell*	100,165	723

Total Enterprise Software/Services		1,189

Finance-Consumer Loans — 1.7%
Encore Capital Group*	62,040	617
First Marblehead	6,575	295
Nelnet, Cl A	11,100	266
Portfolio Recovery Associates*	10,600	473

Total Finance-Consumer Loans		1,651

Finance-Other Services — 0.9%
Asset Acceptance Capital*	55,295	855

Total Finance-Other Services		855

Financial Guarantee Insurance — 2.5%
AMBAC Financial Group	6,490	561
MBIA	11,325	742
Primus Guaranty*	22,980	282
Ram Holdings*	20,285	309
Security Capital Assurance	19,310	545

Total Financial Guarantee Insurance		2,439

Food-Baking — 0.6%
Flowers Foods	18,490	558

Total Food-Baking		558

Health Care Cost Containment — 0.3%
Hooper Holmes*	76,110	340

Total Health Care Cost Containment		340

Hotels & Motels — 0.3%
Lodgian*	19,670	263

Total Hotels & Motels		263

Human Resources — 0.4%
Hudson Highland Group*	26,470	413

Total Human Resources		413

Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Cl A*	20,640	712

Total Industrial Audio & Video Products		712

Industrial Automation/Robot — 0.5%
Cognex	21,225	460

Total Industrial Automation/Robot		460

Description	Shares	Value (000)
Instruments-Scientific — 0.3%
Varian*	4,950	$288

Total Instruments-Scientific		288

Internet Application Software — 0.6%
Cryptologic	15,300	383
DealerTrack Holdings*	6,120	188

Total Internet Application Software		571

Internet Security — 0.2%
Ipass*	32,900	166

Total Internet Security		166

Investment Management/Advisory Services — 1.8%
Affiliated Managers Group*	9,855	1,068
AllianceBernstein Holding	8,580	759

Total Investment Management/Advisory Services		1,827

Lasers-Systems/Components — 1.4%
Electro Scientific Industries*	39,870	767
Rofin-Sinar Technologies*	9,835	582

Total Lasers-Systems/Components		1,349

Life/Health Insurance — 0.6%
Stancorp Financial Group	12,515	615

Total Life/Health Insurance		615

Machinery-Pumps — 0.1%
Graco	1,945	76

Total Machinery-Pumps		76

Medical Instruments — 2.7%
Cambridge Heart*	87,050	277
Edwards Lifesciences*	15,265	774
Natus Medical*	37,050	658
Symmetry Medical*	48,870	798
Techne*	2,590	148

Total Medical Instruments		2,655

Medical Products — 1.5%
Orthofix International*	20,332	1,038
Syneron Medical*	17,970	486

Total Medical Products		1,524

Medical-Biomedical/Genetic — 2.3%
Barrier Therapeutics*	106,147	732
Cambrex	21,190	521
Martek Biosciences*	19,230	397
Orchid Cellmark*	42,270	264
Qiagen*	20,885	359

Total Medical-Biomedical/Genetic		2,273

Medical-Drugs — 2.0%
Angiotech Pharmaceuticals*	73,410	402
Aspreva Pharmaceuticals*	19,010	410
Axcan Pharma*	36,730	606
Valeant Pharmaceuticals International	32,840	568

Total Medical-Drugs		1,986

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Generic Drugs — 0.7%
Perrigo	40,625	$718

Total Medical-Generic Drugs		718

Miscellaneous Manufacturing — 0.5%
Reddy Ice Holdings	16,455	497

Total Miscellaneous Manufacturing		497

Multi-Line Insurance — 0.6%
Assurant	11,180	600

Total Multi-Line Insurance		600

Multimedia — 0.8%
Entravision Communications, Cl A*	26,385	246
Gemstar-TV Guide International*	135,208	567

Total Multimedia		813

Networking Products — 0.5%
Foundry Networks*	24,910	338
Netgear*	4,520	129

Total Networking Products		467

Non-Hazardous Waste Disposal — 0.4%
Waste Connections*	14,130	423

Total Non-Hazardous Waste Disposal		423

Office Furnishings— 0.5%
Steelcase, Cl A	25,905	515

Total Office Furnishings		515

Oil Companies-Exploration & Production — 1.0%
Southwestern Energy*	13,240	543
Stone Energy*	15,800	469

Total Oil Companies-Exploration & Production		1,012

Oil Field Machinery & Equipment — 1.2%
Dril-Quip*	9,780	423
FMC Technologies*	10,645	743

Total Oil Field Machinery & Equipment		1,166

Oil-Field Services — 1.5%
Key Energy Services*	26,350	431
Oceaneering International*	6,110	257
Tetra Technologies*	19,620	485
W-H Energy Services*	6,170	288

Total Oil-Field Services		1,461

Paper & Related Products — 2.2%
Abitibi-Consolidated	323,560	912
Bowater	21,680	516
Caraustar Industries*	30,357	191
Neenah Paper	13,965	555

Total Paper & Related Products		2,174

Description	Shares	Value (000)
Printing-Commercial — 0.6%
Consolidated Graphics*	8,135	$602

Total Printing-Commercial		602

Property/Casualty Insurance — 1.9%
Arch Capital Group*	12,585	858
CNA Surety*	23,665	499
RLI	10,260	564

Total Property/Casualty Insurance		1,921

Publishing-Books — 1.0%
John Wiley & Sons, Cl A	19,120	722
Scholastic*	7,370	229

Total Publishing-Books		951

Publishing-Periodicals — 0.5%
Playboy Enterprises, Cl B*	51,140	526

Total Publishing-Periodicals		526

Radio — 0.5%
Radio One, Cl D*	72,480	468

Total Radio		468

Reinsurance — 3.7%
Allied World Assurance Holdings	5,925	254
Aspen Insurance Holdings	31,090	815
Endurance Specialty Holdings	20,960	749
IPC Holdings	8,570	247
Montpelier Re Holdings	46,610	808
Platinum Underwriters Holdings	25,940	832

Total Reinsurance		3,705

REITs-Hotels — 0.4%
Ashford Hospitality Trust	33,580	401

Total REITs-Hotels		401

REITs-Mortgage — 1.2%
Gramercy Capital	12,965	398
KKR Financial	29,800	817

Total REITs-Mortgage		1,215

REITs-Office Property — 0.3%
American Financial Realty Trust	31,820	321

Total REITs-Office Property		321

Resorts/Theme Parks — 1.1%
Vail Resorts*	19,835	1,078

Total Resorts/Theme Parks		1,078

Retail-Apparel/Shoe — 2.0%
Footstar*	87,500	747
Genesco*	9,810	407
Kenneth Cole Productions, Cl A	20,960	538
Men's Wearhouse	5,775	272

Total Retail-Apparel/Shoe		1,964

4	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Auto Parts — 0.5%
Advance Auto Parts	12,965	$500

Total Retail-Auto Parts		500

Retail-Bookstore — 0.3%
Barnes & Noble	7,875	311

Total Retail-Bookstore		311

Retail-Office Supplies — 0.3%
School Specialty*	9,435	341

Total Retail-Office Supplies		341

Retail-Propane Distributors — 1.1%
Star Gas Partners*	285,870	1,118

Total Retail-Propane Distributors		1,118

Retail-Video Rental — 0.5%
Blockbuster, Cl A*	72,500	467

Total Retail-Video Rental		467

S&L/Thrifts-Eastern US — 0.3%
Brookline Bancorp	20,530	260

Total S&L/Thrifts-Eastern US		260

Satellite Telecom — 0.4%
Loral Space & Communications*	8,130	414

Total Satellite Telecom		414

Schools — 0.9%
Capella Education*	9,495	318
Learning Tree International*	48,250	543

Total Schools		861

Semiconductor Components-Integrated Circuits — 0.4%
ChipMOS TECHNOLOGIES*	52,920	366

Total Semiconductor Components-Integrated Circuits		366

Semiconductor Equipment — 2.3%
Brooks Automation*	36,270	622
Cabot Microelectronics*	13,610	456
Entegris*	46,325	496
MKS Instruments*	14,255	364
Ultratech*	26,060	354

Total Semiconductor Equipment		2,292

Specified Purpose Acquisition — 0.2%
Marathon Acquisition*	23,110	213

Total Specified Purpose Acquisition		213

Steel Pipe & Tube — 0.5%
Mueller Water Products, Cl A	30,180	417
Mueller Water Products, Cl B	7,112	95

Total Steel Pipe & Tube		512

Telecommunications Equipment — 2.2%
CommScope*	18,850	809
Plantronics	30,650	724
Description	Shares	Value (000)
Telecommunications Equipment — continued
Tollgrade Communications*	54,240	$681

Total Telecommunications Equipment		2,214

Telecommunications Equipment-Fiber Optics — 0.3%
Oplink Communications*	14,170	255

Total Telecommunications Equipment-Fiber Optics		255

Telecommunications Services — 1.3%
Mastec*	46,750	515
NeuStar, Cl A*	18,415	524
Time Warner Telecom, Cl A*	10,850	225

Total Telecommunications Services		1,264

Telephone-Integrated — 0.3%
IDT, Cl B	29,640	336

Total Telephone-Integrated		336

Television — 0.4%
Sinclair Broadcast Group, Cl A	24,400	377

Total Television		377

Transport-Equipment & Leasing — 0.6%
GATX	8,090	386
Greenbrier	7,370	197

Total Transport-Equipment & Leasing		583

Travel Services — 0.7%
Ambassadors Group	21,815	725

Total Travel Services		725

Veterinary Diagnostics — 0.1%
Animal Health International*	11,795	143

Total Veterinary Diagnostics		143

Wire & Cable Products — 0.7%
General Cable*	12,785	683

Total Wire & Cable Products		683

Total Common Stock (Cost $83,653)		95,448

Investment Company — 0.5%
Growth-Small Cap — 0.5%
iShares Russell 2000 Index Fund	6,270	498

Total Growth-Small Cap		498

Total Investment Company (Cost $423)		498

5	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

March 31, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 2.9%
Morgan Stanley, 5.14%, dated 03/30/2007, to be repurchased on 04/02/2007, repurchase price $2,925,202 (collateralized by various U.S. Government obligations, par values ranging from $1,350,000 to $1,615,000, 5.000% to 5.700%, 06/15/2012 to 01/12/2017, total market value $2,986,804) (A)	$2,924	$2,924

Total Repurchase Agreement (Cost $2,924)		2,924

Total Investments — 99.7% † (Cost $87,000)		98,870

Other Assets and Liabilities, Net — 0.3%		321

Total Net Assets — 100.0%		$99,191

* Non-income producing security.
(A) — Tri-party repurchase agreement
Cl — Class
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $87,000,113, and the unrealized appreciation and depreciation were $14,346,608 and $(2,476,712), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

6	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 98.2%
Aerospace/Defense-Equipment — 2.6%
BE Aerospace*	2,540	$80,518

Total Aerospace/Defense-Equipment		80,518

Applications Software — 1.7%
American Reprographics*	1,015	31,252
Nuance Communications*	1,365	20,898

Total Applications Software		52,150

Auction House/Art Dealer — 0.8%
Sotheby's	530	23,574

Total Auction House/Art Dealer		23,574

Audio/Video Products — 0.6%
DTS*	760	18,415

Total Audio/Video Products		18,415

Auto-Medium & Heavy Duty Trucks — 1.1%
Force Protection*	1,830	34,331

Total Auto-Medium & Heavy Duty Trucks		34,331

Auto/Truck Parts & Equipment-Original — 1.2%
Amerigon*	3,090	38,470

Total Auto/Truck Parts & Equipment-Original		38,470

Commercial Banks-Eastern US — 1.5%
Signature Bank*	1,430	46,532

Total Commercial Banks-Eastern US		46,532

Commercial Banks-Western US — 0.6%
Community Bancorp*	627	19,280

Total Commercial Banks-Western US		19,280

Commercial Services — 2.9%
ExlService Holdings*	1,026	21,166
PeopleSupport*	1,601	18,332
TeleTech Holdings*	1,432	52,540

Total Commercial Services		92,038

Computer Services — 0.8%
Syntel	742	25,710

Total Computer Services		25,710

Computer Software — 1.0%
Double-Take Software*	2,220	29,992

Total Computer Software		29,992

Computers-Integrated Systems — 1.2%
Riverbed Technology*	1,295	35,794

Total Computers-Integrated Systems		35,794

Consulting Services — 2.7%
Advisory Board*	980	49,608
Corporate Executive Board	215	16,331
Huron Consulting Group*	313	19,043

Total Consulting Services		84,982

Description	Shares	Value
Data Processing/Management — 0.9%
Commvault Systems*	1,650	$26,730

Total Data Processing/Management		26,730

Diagnostic Kits — 1.3%
Quidel*	3,414	40,968

Total Diagnostic Kits		40,968

E-Services/Consulting — 0.8%
Perficient*	1,178	23,301

Total E-Services/Consulting		23,301

Educational Software — 2.2%
Blackboard*	2,025	68,101

Total Educational Software		68,101

Electronic Components-Semiconductors — 2.1%
Applied Micro Circuits*	9,790	35,733
Netlogic Microsystems*	1,140	30,347

Total Electronic Components-Semiconductors		66,080

Electronic Design Automation — 1.0%
Comtech Group*	1,850	32,338

Total Electronic Design Automation		32,338

Electronic Measuring Instruments — 1.5%
Itron*	740	48,130

Total Electronic Measuring Instruments		48,130

Enterprise Software/Services — 2.4%
Concur Technologies*	2,244	39,180
Ultimate Software Group*	1,365	35,750

Total Enterprise Software/Services		74,930

Entertainment Software — 1.6%
THQ*	1,430	48,892

Total Entertainment Software		48,892

Finance-Commercial — 0.5%
NewStar Financial*	850	14,246

Total Finance-Commercial		14,246

Finance-Investment Banker/Broker — 0.2%
Evercore Partners, Cl A	174	5,427

Total Finance-Investment Banker/Broker		5,427

Finance-Other Services — 2.5%
GFI Group*	640	43,501
International Securities Exchange Holdings	737	35,965

Total Finance-Other Services		79,466

Food-Miscellaneous/Diversified — 0.9%
SunOpta*	2,250	26,775

Total Food-Miscellaneous/Diversified		26,775

1	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value
Gambling (Non-Hotel) — 1.9%
Pinnacle Entertainment*	2,062	$59,942

Total Gambling (Non-Hotel)		59,942

Human Resources — 1.2%
Kenexa*	1,235	38,446

Total Human Resources		38,446

Import/Export — 0.4%
Castle Brands*	1,879	13,021

Total Import/Export		13,021

Industrial Audio & Video Products — 0.7%
SRS Labs*	1,450	20,199

Total Industrial Audio & Video Products		20,199

Internet Application Software — 2.8%
DealerTrack Holdings*	1,970	60,518
Vocus*	1,329	26,753

Total Internet Application Software		87,271

Internet Connective Services — 1.5%
Cogent Communications Group*	1,972	46,598

Total Internet Connective Services		46,598

Internet Financial Services — 1.2%
Online Resources*	3,270	37,507

Total Internet Financial Services		37,507

Internet Infrastructure Software — 0.7%
Opsware*	3,193	23,149

Total Internet Infrastructure Software		23,149

Investment Management/Advisory Services — 2.4%
Affiliated Managers Group*	695	75,303

Total Investment Management/Advisory Services		75,303

Medical Imaging Systems — 0.7%
Vital Images*	628	20,887

Total Medical Imaging Systems		20,887

Medical Information Systems — 1.3%
Allscripts Healthcare Solutions*	1,565	41,958

Total Medical Information Systems		41,958

Medical Instruments — 2.6%
Abaxis*	528	12,867
Conceptus*	2,825	56,500
Micrus Endovascular*	491	11,706

Total Medical Instruments		81,073

Medical-Biomedical/Genetic — 2.0%
Keryx Biopharmaceuticals*	2,925	30,771
Lifecell*	1,310	32,711

Total Medical-Biomedical/Genetic		63,482

Medical-Drugs — 2.5%
Indevus Pharmaceuticals*	2,360	16,685
Description	Shares	Value
Medical-Drugs — continued
Medicis Pharmaceutical, Cl A	720	$22,191
Santarus*	5,725	40,304

Total Medical-Drugs		79,180

Medical-Outpatient/Home Medical — 2.0%
Radiation Therapy Services*	2,006	61,464

Total Medical-Outpatient/Home Medical		61,464

Metal Processors & Fabricators — 0.4%
Ladish*	362	13,626

Total Metal Processors & Fabricators		13,626

Networking Products — 1.1%
Switch & Data Facilities*	1,921	34,809

Total Networking Products		34,809

Oil Companies-Exploration & Production — 2.9%
Arena Resources*	570	28,568
ATP Oil & Gas*	870	32,712
Parallel Petroleum*	1,340	30,753

Total Oil Companies-Exploration & Production		92,033

Oil Field Machinery & Equipment — 2.7%
Dresser-Rand Group*	2,100	63,966
Metretek Technologies*	1,525	20,343

Total Oil Field Machinery & Equipment		84,309

Oil-Field Services — 0.8%
W-H Energy Services*	550	25,707

Total Oil-Field Services		25,707

Physical Therapy/Rehabilitation Centers — 2.7%
Psychiatric Solutions*	2,091	84,288

Total Physical Therapy/Rehabilitation Centers		84,288

Retail-Discount — 1.2%
Citi Trends*	841	35,944

Total Retail-Discount		35,944

Retail-Restaurants — 1.4%
BJ's Restaurants*	800	16,904
Chipotle Mexican Grill, Cl A*	430	26,703

Total Retail-Restaurants		43,607

Retail-Sporting Goods — 2.3%
Hibbett Sports*	1,248	35,680
Zumiez*	870	34,905

Total Retail-Sporting Goods		70,585

Schools — 5.1%
Capella Education*	1,160	38,906
DeVry	763	22,394
ITT Educational Services*	575	46,857
Strayer Education	410	51,250

Total Schools		159,407

Semiconductor Equipment — 3.5%
Tessera Technologies*	1,330	52,854

2	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value
Semiconductor Equipment — continued
Varian Semiconductor Equipment Associates*	1,050	$56,049

Total Semiconductor Equipment		108,903

Telecommunications Equipment — 1.6%
CommScope*	1,193	51,180

Total Telecommunications Equipment		51,180

Telecommunications Services — 4.8%
Cbeyond*	2,094	61,417
Lightbridge*	930	16,340
Orbcomm*	2,200	28,050
Time Warner Telecom, Cl A*	2,180	45,279

Total Telecommunications Services		151,086

Therapeutics — 1.1%
Theravance*	1,155	34,073

Total Therapeutics		34,073

Transactional Software — 2.4%
Innerworkings*	3,140	37,052
VeriFone Holdings*	1,043	38,309

Total Transactional Software		75,361

Web Hosting/Design — 1.2%
Equinix*	450	38,533

Total Web Hosting/Design		38,533

Wound, Burn & Skin Care — 0.8%
Obagi Medical Products*	1,774	26,131

Total Wound, Burn & Skin Care		26,131

X-Ray Equipment — 1.7%
Hologic*	940	54,182

Total X-Ray Equipment		54,182

Total Common Stock (Cost $2,663,810)		3,070,414

Investment Company — 0.7%
Growth-Small Cap — 0.7%
iShares Russell 2000 Growth Index Fund	290	23,218

Total Growth-Small Cap		23,218

Total Investment Company (Cost $22,663)		23,218

Description	Face Amount	Value
Repurchase Agreement — 2.8%
Morgan Stanley, 5.050%, dated 03/30/2007, to be repurchased on 04/02/2007, repurchase price $86,894 (collateralized by a U.S. Treasury obligation, par value $88,308, 2.375%, 01/15/2025, total market value $88,597) (A)	$86,857	$86,857

Total Repurchase Agreement (Cost $86,857)		86,857

Total Investments — 101.7% † (Cost $2,773,330)		3,180,489

Other Assets and Liabilities, Net — (1.7%)		(53,395)

Total Net Assets — 100.0%		$3,127,094

* Non-income producing security.
(A) — Tri-party repurchase agreement
Cl — Class
† At March 31, 2007, the tax basis cost of the Portfolio's investments was $2,773,330, and the unrealized appreciation and depreciation were $465,758 and $(58,599), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3	Old Mutual Insurance Series Fund / Quarterly Report / March 31, 2007

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Insurance Series Fund (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL INSURANCE SERIES FUND

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: May 18, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: May 18, 2007